Payden Strategic Income Fund

Schedule of Investments
- July 31, 2024 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (12%
)
356,983 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.314%), 6.65%, 6/15/36 (a)(b) $ 355
211,200 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (a) 198
1,000,000 BDS Ltd. 2021-FL7 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.464%), 7.80%,
6/16/36 (a)(b) 987
700,000 Blackrock European CLO VII DAC 7A 144A,
(3 mo. EURIBOR + 1.300%), 4.99%, 10/15/31
EUR (a)(b)(c) 751
600,000 BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.814%), 8.16%,
8/19/38 (a)(b) 544
360,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (a) 319
600,000 CIFC European Funding CLO II DAC 2A 144A,
(3 mo. EURIBOR + 0.900%), 4.59%, 4/15/33
EUR (a)(b)(c) 649
667,239 CIFC Funding Ltd. 2018-3A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.362%),
6.64%, 7/18/31 (a)(b) 668
675,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
4.94%, 1/25/52 CAD (a)(c) 463
550,000 CyrusOne Data Centers Issuer I LLC 2024-2A
144A, 4.50%, 5/20/49 (a) 518
1,161,600 Driven Brands Funding  LLC 2020-1A 144A,
3.79%, 7/20/50 (a) 1,104
568,210 Dryden CLO Ltd. 2018-55A 144A, (3 mo. Term
Secured Overnight Financing Rate + 1.282%),
6.58%, 4/15/31 (a)(b) 569
400,000 Dryden XXVI Senior Loan Fund 2013-26A
144A, (3 mo. Term Secured Overnight Financing
Rate + 5.802%), 11.10%, 4/15/29 (a)(b) 377
1,050,000 FS RIALTO 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.164%),
7.49%, 5/16/38 (a)(b) 1,000
339,293 JPMorgan Chase Bank N.A.-CACLN 2020-2
144A, 31.36%, 2/25/28 (a) 356
29,521 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 2.28%, 12/26/28 (a) 29
67,368 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 2.10%, 2/26/29 (a) 66
1 Juniper Receivables 2021-2 DAC Holding Class
R-1 Notes , 0.00%, 2/15/29 (d) 264
361,167 Man GLG Euro CLO VI DAC 6A 144A, (3
mo. EURIBOR + 0.810%), 4.50%, 10/15/32
EUR (a)(b)(c) 391
250,000 Montmartre Euro CLO DAC 2020-2A 144A,
(3 mo. EURIBOR + 0.960%), 4.65%, 7/15/34
EUR (a)(b)(c) 271
450,000 Neuberger Berman Loan Advisers CLO
Ltd. 2020-36A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.800%), 7.08%,
4/20/33 (a)(b) 451
1,200,000 Neuberger Berman Loan Advisers CLO
Ltd. 2019-33A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.342%), 6.63%,
10/16/33 (a)(b) 1,202
500,000 Neuberger Berman Loan Advisers Euro CLO
DAC 2021-2A 144A, (3 mo. EURIBOR +
1.030%), 4.72%, 4/15/34 EUR (a)(b)(c) 542
Principal
or Shares Security Description
Value
(000)
500,000 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (a) $ 498
263,377 Palmer Square CLO Ltd. 2014-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.392%), 6.68%, 1/17/31 (a)(b) 264
700,000 Palmer Square CLO Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.530%), 6.82%, 4/16/37 (a)(b) 704
391,550 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (a) 368
567,250 Rockford Tower CLO Ltd. 2018-2A 144A, (3
mo. Term Secured Overnight Financing Rate +
1.422%), 6.70%, 10/20/31 (a)(b) 569
600,000 RR Ltd. 2022-24A 144A, (3 mo. Term Secured
Overnight Financing Rate + 1.730%), 7.03%,
1/15/36 (a)(b) 602
132,440 Santander Bank Auto Credit-Linked Notes 2022-
A 144A, 5.28%, 5/15/32 (a) 132
129,879 Santander Bank Auto Credit-Linked Notes 2022-
B 144A, 6.79%, 8/16/32 (a) 130
129,873 Santander Bank Auto Credit-Linked Notes 2023-
A 144A, 10.07%, 6/15/33 (a) 132
600,000 Santander Bank Auto Credit-Linked Notes 2023-
B 144A, 8.41%, 12/15/33 (a) 605
120,098 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 119
50 Santander Consumer Auto Receivables Trust
2021-C , 0.00%, 6/15/28 (d) 589
2,327 Santander Drive Auto Receivables Trust 2023-S1
144A, 0.00%, 4/18/28 (a)(d) 497
600,000 Sculptor European CLO V DAC 5A 144A, (3
mo. EURIBOR + 1.750%), 5.44%, 1/14/32
EUR (a)(b)(c) 650
499,375 Store Master Funding I-VII XIV XIX XX XXIV
XXII 2024-1A 144A, 5.70%, 5/20/54 (a) 509
450,000 Symphony CLO XXIV Ltd. 2020-24A 144A, (3
mo. Term Secured Overnight Financing Rate +
2.512%), 7.79%, 1/23/32 (a)(b) 452
764,109 THL Credit Wind River CLO Ltd. 2019-3A
144A, (3 mo. Term Secured Overnight Financing
Rate + 1.342%), 6.64%, 7/15/31 (a)(b) 765
850,000 TierPoint Issuer LLC 2023-1A 144A, 6.00%,
6/25/53 (a) 845
300,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (a) 310
300,000 Voya Euro CLO III DAC 3A 144A, (3 mo.
EURIBOR + 0.920%), 4.61%, 4/15/33 EUR (a)
(b)(c) 325
640,200 Zaxbys Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 580
Total Asset Backed (Cost - $22,502)
21,719
Bank Loans(e) (2%
)
299,248 Bangl LLC Term Loan B 1L, (3 mo. Term Secured
Overnight Financing Rate + 3.500%), 9.83%,
2/01/29  302
600,000 Epic Y Grade Services LP Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 11.07%, 6/29/29  602
548,625 Ineos U.S. Petrochem LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.250%), 9.69%, 4/02/29  549

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
433,125 MIC Glen LLC Term Loan 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
8.96%, 7/21/28  $ 434
647,696 Numericable U.S. LLC Term Loan B14-EXT 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 4.500%), 10.80%, 8/15/28  496
348,250 Pegasus Bidco Bv Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.750%),
9.07%, 7/12/29  350
461,438 Standard Industries Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 7.35%, 9/22/28  463
550,000 Verde Purchaser LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
4.000%), 9.84%, 11/30/30  552
650,000 WaterBridge Midstream Operating LLC Term
Loan B 1L, (3 mo. Term Secured Overnight
Financing Rate + 4.750%), 10.09%, 6/21/29  648
Total Bank Loans (Cost - $4,485)
4,396
Corporate Bond (37%
)
Financial  (14%)
675,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 2.45%, 10/29/26  638
450,000 Ally Financial Inc. , (U.S. Secured Overnight
Financing Rate + 2.820%), 6.85%, 1/03/30 (b) 471
700,000 American Express Co. , (U.S. Secured Overnight
Financing Rate + 1.930%), 5.63%, 7/28/34 (b) 719
560,000 American Tower Corp. , 3.95%, 3/15/29  539
725,000 AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (a) 564
350,000 Ares Capital Corp. , 5.95%, 7/15/29  351
925,000 Banco Bilbao Vizcaya Argentaria SA , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.700%), 6.14%, 9/14/28 (b) 954
350,000 Banco de Credito e Inversiones SA 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944%), 8.75% (a)(b)(f) 369
400,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (b) 372
700,000 Bank of Nova Scotia , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.017%), 8.00%, 1/27/84 (b) 735
450,000 Barclays PLC , (U.S. Secured Overnight Financing
Rate + 2.210%), 5.83%, 5/09/27 (b) 455
325,000 Blackstone Private Credit Fund , 4.70%, 3/24/25  322
625,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  587
345,000 Blue Owl Capital Corp. , 3.75%, 7/22/25  338
250,000 BNP Paribas SA 144A, (U.S. Secured Overnight
Financing Rate + 2.074%), 2.22%, 6/09/26 (a)
(b) 243
275,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 3.070%), 7.62%,
10/30/31 (b) 308
375,000 Charles Schwab Corp. G, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.971%), 5.38% (b)(f) 371
900,000 Corebridge Financial Inc. , 3.90%, 4/05/32  828
550,000 Credit Agricole SA 144A, 5.51%, 7/05/33 (a) 571
400,000 CubeSmart LP , 2.25%, 12/15/28  360
300,000 Danske Bank A/S 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.400%), 5.71%, 3/01/30 (a)(b) 307
Principal
or Shares Security Description
Value
(000)
600,000 Extra Space Storage LP , 5.90%, 1/15/31  $ 625
350,000 Fifth Third Bank N.A. , (Secured Overnight
Financing Rate + 1.230%), 5.85%, 10/27/25 (b) 350
400,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 396
550,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  505
700,000 goeasy Ltd. 144A, 9.25%, 12/01/28 (a) 751
500,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.210%), 5.05%,
7/23/30 (b) 503
565,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.410%), 3.10%,
2/24/33 (b) 494
500,000 HSBC Holdings PLC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.858%), 8.00% (b)(f) 530
500,000 HSBC Holdings PLC , (U.S. Secured Overnight
Financing Rate + 1.970%), 6.16%, 3/09/29 (b) 519
650,000 Intesa Sanpaolo SpA 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.900%), 7.78%, 6/20/54 (a)(b) 699
430,000 Invitation Homes Operating Partnership LP ,
4.15%, 4/15/32  401
750,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) 640
300,000 Main Street Capital Corp. , 6.95%, 3/01/29  311
550,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.200%), 2.51%, 10/20/32 (b) 465
585,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.290%), 2.94%, 1/21/33 (b) 507
500,000 Panther Escrow Issuer LLC 144A, 7.13%,
6/01/31 (a) 513
525,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  439
625,000 Realty Income Corp. , 2.10%, 3/15/28  570
750,000 Royal Bank of Canada , 5.00%, 2/01/33  757
775,000 Santander Holdings USA Inc. , (U.S. Secured
Overnight Financing Rate + 2.328%), 5.81%,
9/09/26 (b) 780
450,000 Santander Holdings USA Inc. , 3.24%, 10/05/26  432
800,000 Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a) 806
550,000 Simon Property Group LP , 6.25%, 1/15/34  594
280,000 Synchrony Financial , 7.25%, 2/02/33  286
750,000 UBS Group AG 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.758%), 9.25% (a)(b)(f) 851
750,000 UBS Group AG 144A, (U.S. Secured Overnight
Financing Rate + 1.730%), 3.09%, 5/14/32 (a)
(b) 656
300,000 UBS Group AG 144A, (U.S. Secured Overnight
Financing Rate + 5.020%), 9.02%, 11/15/33 (a)
(b) 370
25,152
Industrial  (10%)
550,000 Alcoa Nederland Holding BV 144A, 7.13%,
3/15/31 (a) 568
350,000 Amentum Escrow Corp. 144A, 7.25%,
8/01/32 (a) 357
300,000 Anglo American Capital PLC 144A, 5.50%,
5/02/33 (a) 301
450,000 Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a) 451

Principal
or Shares Security Description
Value
(000)
500,000 Blue Cross and Blue Shield of Minnesota 144A,
3.79%, 5/01/25 (a) $ 493
700,000 Boeing Co. 144A, 6.53%, 5/01/34 (a) 735
200,000 BRF SA 144A, 5.75%, 9/21/50 (a) 157
192,000 Broadcom Inc. 144A, 3.14%, 11/15/35 (a) 158
575,000 Campbell Soup Co. , 5.20%, 3/21/29  587
42,000 Carrier Global Corp. , 2.24%, 2/15/25  41
50,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  50
300,000 Cencosud SA 144A, 5.95%, 5/28/31 (a) 305
450,000 Centene Corp. , 4.25%, 12/15/27  436
825,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.40%,
12/01/61  552
600,000 Cleveland-Cliffs Inc. 144A, 7.00%, 3/15/32 (a) 603
700,000 CVS Health Corp. , 5.63%, 2/21/53  668
300,000 Dell International LLC/EMC Corp. , 5.75%,
2/01/33  314
140,000 Equifax Inc. , 2.60%, 12/15/25  135
250,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (a)(c) 222
550,000 Ford Motor Credit Co. LLC , 5.80%, 3/05/27  555
500,000 Foundry JV Holdco LLC 144A, 5.90%,
1/25/30 (a) 518
550,000 General Motors Co. , 5.60%, 10/15/32  561
725,000 Glencore Funding LLC 144A, 3.88%, 4/27/51 (a) 525
525,000 Global Payments Inc. , 1.20%, 3/01/26  494
300,000 Graphic Packaging International LLC 144A,
1.51%, 4/15/26 (a) 281
260,000 HCA Inc. , 3.50%, 9/01/30  240
650,000 Hyundai Capital America 144A, 6.50%,
1/16/29 (a) 688
250,000 Kontoor Brands Inc. 144A, 4.13%, 11/15/29 (a) 230
200,000 Land O' Lakes Inc. 144A, 7.00% (a)(f) 156
350,000 Limak Cimento Sanayi ve Ticaret AS 144A,
9.75%, 7/25/29 (a) 352
350,000 Micron Technology Inc. , 5.30%, 1/15/31  356
450,000 Minerva Luxembourg SA 144A, 8.88%,
9/13/33 (a) 475
500,000 Northwell Healthcare Inc. , 4.26%, 11/01/47  416
300,000 OCP SA 144A, 7.50%, 5/02/54 (a) 311
400,000 Regal Rexnord Corp. , 6.40%, 4/15/33  418
600,000 Sable International Finance Ltd. 144A, 5.75%,
9/07/27 (a) 586
310,000 Sinclair Television Group Inc. 144A, 4.13%,
12/01/30 (a) 216
500,000 Standard Industries Inc. 144A, 4.75%,
1/15/28 (a) 480
800,000 Stellantis Finance U.S. Inc. 144A, 1.71%,
1/29/27 (a) 740
500,000 T-Mobile USA Inc. , 2.63%, 4/15/26  481
500,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 457
775,000 VMware LLC , 2.20%, 8/15/31  648
525,000 Warnermedia Holdings Inc. , 5.14%, 3/15/52  391
17,708
Utility  (13%)
627,939 Acwa Power Management And Investments One
Ltd. 144A, 5.95%, 12/15/39 (a) 607
550,000 Algonquin Power & Utilities Corp. , 5.37%,
6/15/26  551
500,000 Ameren Corp. , 5.70%, 12/01/26  509
Principal
or Shares Security Description
Value
(000)
300,000 Arizona Public Service Co. , 5.70%, 8/15/34  $ 308
200,000 Athabasca Oil Corp. 144A, 6.75%, 8/09/29
CAD (a)(c) 146
355,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A, 7.25%, 7/15/32 (a) 370
550,000 BP Capital Markets America Inc. , 4.81%,
2/13/33  545
350,000 BP Capital Markets PLC , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.153%), 6.45% (b)(f) 362
200,000 Buffalo Energy Mexico Holdings/Buffalo Energy
Infrastructure/Buffalo Energy 144A, 7.88%,
2/15/39 (a) 211
200,000 Civitas Resources Inc. 144A, 8.63%,
11/01/30 (a) 216
550,000 Civitas Resources Inc. 144A, 8.75%, 7/01/31 (a) 592
600,000 Comstock Resources Inc. 144A, 6.75%,
3/01/29 (a) 580
600,000 Comstock Resources Inc. 144A, 6.75%,
3/01/29 (a) 582
500,000 Duke Energy Corp. , 5.80%, 6/15/54  501
975,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (a) 820
400,000 Energy Transfer LP , 5.75%, 2/15/33  410
600,000 Energy Transfer LP , 6.55%, 12/01/33  648
500,000 Energy Transfer LP , 6.05%, 9/01/54  501
255,000 Geopark Ltd. 144A, 5.50%, 1/17/27 (a) 240
350,000 Hess Midstream Operations LP 144A, 6.50%,
6/01/29 (a) 357
600,000 Hilcorp Energy I LP/Hilcorp Finance Co. 144A,
6.88%, 5/15/34 (a) 597
500,000 Howard Midstream Energy Partners LLC 144A,
7.38%, 7/15/32 (a) 515
600,000 Karoon USA Finance Inc. 144A, 10.50%,
5/14/29 (a) 610
270,000 Kinder Morgan Inc. , 2.00%, 2/15/31  227
300,000 Matador Resources Co. 144A, 6.50%, 4/15/32 (a) 302
330,000 National Fuel Gas Co. , 5.50%, 1/15/26  331
450,000 Occidental Petroleum Corp. , 5.55%, 10/01/34  453
300,000 ONEOK Inc. , 5.80%, 11/01/30  314
650,000 Palomino Funding Trust I 144A, 7.23%,
5/17/28 (a) 694
550,000 Patterson-UTI Energy Inc. , 7.15%, 10/01/33  594
415,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  407
500,000 Permian Resources Operating LLC 144A, 9.88%,
7/15/31 (a) 557
650,000 Permian Resources Operating LLC 144A, 6.25%,
2/01/33 (a) 656
385,000 Petroleos Mexicanos , 6.49%, 1/23/27  372
400,000 Petroleos Mexicanos , 5.95%, 1/28/31  330
735,000 Phillips 66 Co. , 2.45%, 12/15/24  727
550,000 Saturn Oil & Gas Inc. 144A, 9.63%, 6/15/29 (a) 566
600,000 Saudi Arabian Oil Co. 144A, 5.88%, 7/17/64 (a) 589
300,000 SM Energy Co. 144A, 6.75%, 8/01/29 (a) 302
250,000 SM Energy Co. 144A, 7.00%, 8/01/32 (a) 253
450,000 Sorik Marapi Geothermal Power PT 144A,
7.75%, 8/05/31 (a) 452
300,000 Summit Midstream Holdings LLC 144A, 8.63%,
10/31/29 (a) 307
438,339 Tierra Mojada Luxembourg II Sarl 144A, 5.75%,
12/01/40 (a) 403
300,000 Transocean Inc. 144A, 8.25%, 5/15/29 (a) 307
350,000 Transocean Inc. 144A, 8.50%, 5/15/31 (a) 358

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
475,000 Tucson Electric Power Co. , 5.50%, 4/15/53  $ 469
500,000 USA Compression Partners LP/USA Compression
Finance Corp. , 6.88%, 9/01/27  503
300,000 Valaris Ltd. 144A, 8.38%, 4/30/30 (a) 314
400,000 Var Energi ASA 144A, 8.00%, 11/15/32 (a) 457
650,000 Weatherford International Ltd. 144A, 8.63%,
4/30/30 (a) 677
100,000 Western Midstream Operating LP , 6.35%,
1/15/29  105
250,000 Western Midstream Operating LP , 6.15%,
4/01/33  260
400,000 Whistler Pipeline LLC 144A, 5.40%, 9/30/29 (a) 404
250,000 Yinson Production Financial Services Pte Ltd.
144A, 9.63%, 5/03/29 (a)(g) 248
23,716
Total Corporate Bond (Cost - $67,758)
66,576
Foreign Government (3%
)
200,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) 140
550,000 Chile Government International Bond , 4.13%,
7/05/34 EUR (c) 609
830,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29
CAD (a)(c) 560
350,000 Dominican Republic International Bond 144A,
6.60%, 6/01/36 (a) 361
590,000 Guatemala Government Bond , 4.50%,
5/03/26 (g) 575
350,000 Guatemala Government Bond 144A, 6.55%,
2/06/37 (a) 351
700,000 KSA Sukuk Ltd. 144A, 5.25%, 6/04/34 (a) 711
250,000 Mexico Government International Bond , 6.34%,
5/04/53  240
500,000 Municipal Finance Authority of British , 2.55%,
10/09/29 CAD (c) 347
400,000 Nigeria Government International Bond 144A,
6.13%, 9/28/28 (a) 352
240,000 Paraguay Government International Bond 144A,
4.70%, 3/27/27 (a) 237
450,000 Paraguay Government International Bond 144A,
5.85%, 8/21/33 (a) 458
700,000 Perusahaan Penerbit SBSN Indonesia III 144A,
5.20%, 7/02/34 (a) 709
575,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 473
Total Foreign Government (Cost - $6,373)
6,123
Mortgage Backed (19%
)
700,000 AREIT Ltd. 2024-CRE9 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.686%),
7.02%, 5/17/41 (a)(b) 703
625,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.514%), 7.84%, 9/15/36 (a)(b) 615
263,021 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.914%), 7.24%, 6/15/38 (a)(b) 260
787,966 BX Commercial Mortgage Trust 2024-XL4
144A, (1 mo. Term Secured Overnight Financing
Rate + 3.140%), 8.47%, 2/15/39 (a)(b) 789
719,237 BX Commercial Mortgage Trust 2024-XL5
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.690%), 8.02%, 3/15/41 (a)(b) 715
Principal
or Shares Security Description
Value
(000)
700,000 BX Trust 2024-BIO 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.642%), 6.97%,
2/15/41 (a)(b) $ 696
397,431 BX Trust 2024-CNYN 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.690%),
8.02%, 4/15/41 (a)(b) 395
550,000 Connecticut Avenue Securities Trust 2024-
R03 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.950%), 7.30%,
3/25/44 (a)(b) 555
400,000 DC Commercial Mortgage Trust 2023-DC 144A,
6.31%, 9/12/40 (a) 415
248,267 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.050%), 7.40%, 4/25/34 (a)(b) 249
495,172 Fannie Mae Connecticut Avenue Securities
2016-C02, (U.S. Secured Overnight Financing
Rate Index 30day Average + 12.364%), 17.71%,
9/25/28 (b) 573
766,518 Fannie Mae Connecticut Avenue Securities
2016-C03, (U.S. Secured Overnight Financing
Rate Index 30day Average + 11.864%), 17.21%,
10/25/28 (b) 885
492,990 Fannie Mae Connecticut Avenue Securities
2016-C04, (U.S. Secured Overnight Financing
Rate Index 30day Average + 10.364%), 15.71%,
1/25/29 (b) 563
1,106,733 FN CB3622 30YR , 4.00%, 5/01/52  1,039
1,146,305 FN CB4120 30YR , 4.00%, 7/01/52  1,076
1,134,935 FN CB4127 30YR , 4.50%, 7/01/52  1,095
927,561 FN CB4794 30YR , 4.50%, 10/01/52  895
784,873 FN CB7991 30YR , 5.50%, 2/01/54  787
680,641 FN CB8021 30YR , 6.50%, 2/01/54  701
1,892,763 FN MA4761 30YR , 5.00%, 9/01/52  1,868
1,481,199 FN MA4785 30YR , 5.00%, 10/01/52  1,461
1,188,088 FN MA4842 30YR , 5.50%, 12/01/52  1,194
1,817,006 FN MA4869 30YR , 5.50%, 1/01/53  1,822
342,772 FN MA4876 30YR , 6.00%, 12/01/52  349
1,739,811 FN MA5040 30YR , 6.00%, 6/01/53  1,768
2,253,921 FN MA5073 30YR , 6.00%, 7/01/53  2,288
585,978 FR RA7936 30YR , 5.00%, 9/01/52  578
886,283 FR RA8249 30YR , 5.50%, 11/01/52  891
1,315,095 FR RA8415 30YR , 5.50%, 1/01/53  1,322
620,759 FR SB8192 15YR , 5.00%, 10/01/37  623
950,126 FR SB8206 15YR , 5.00%, 1/01/38  954
290,352 FR SB8247 15YR , 5.00%, 8/01/38  291
391,987 FR SD1035 30YR , 4.00%, 5/01/52  367
816,009 FR SD2184 30YR , 6.00%, 1/01/53  829
446,120 FR SD8245 30YR , 4.50%, 9/01/52  430
492,533 Freddie Mac STACR Debt Notes 2015-HQA1,
(U.S. Secured Overnight Financing Rate Index
30day Average + 8.914%), 14.26%, 3/25/28 (b) 517
489,832 Freddie Mac STACR Debt Notes 2015-DNA3,
(U.S. Secured Overnight Financing Rate Index
30day Average + 9.464%), 14.81%, 4/25/28 (b) 531
330,015 Freddie Mac STACR Debt Notes 2015-HQA2,
(U.S. Secured Overnight Financing Rate Index
30day Average + 10.614%), 15.96%, 5/25/28 (b) 359
244,712 Freddie Mac STACR Debt Notes 2017-DNA2,
(U.S. Secured Overnight Financing Rate
Index 30day Average + 11.364%), 16.71%,
10/25/29 (b) 288

Principal
or Shares Security Description
Value
(000)
300,000 Freddie Mac STACR Trust 2019-FTR3 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 4.914%), 10.25%, 9/25/47 (a)
(b) $ 321
300,000 Freddie Mac STACR Trust 2019-FTR4 144A,
(U.S. Secured Overnight Financing Rate Index
30day Average + 5.114%), 10.46%, 11/25/47 (a)
(b) 323
186,553 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 5.72%,
8/17/33 EUR (a)(b)(c) 201
785,485 Last Mile Logistics Pan Euro Finance DAC 1X,
(3 mo. EURIBOR + 2.700%), 6.52%, 8/17/33
EUR (b)(c)(g) 832
28,182 Nationstar Mortgage Loan Trust 2013-A 144A,
3.75%, 12/25/52 (a)(h) 26
188,547 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(h) 180
300,000 STACR Trust 2018-HRP2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 10.614%), 15.96%, 2/25/47 (a)(b) 373
794,167 Taurus DAC 2021-UK1A 144A, (Sterling
Overnight Index Average + 2.600%), 7.83%,
5/17/31 GBP (a)(b)(c) 1,020
300,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.514%),
7.85%, 3/15/38 (a)(b) 285
Total Mortgage Backed (Cost - $34,830)
35,297
Municipal (4%
)
440,000 California Earthquake Authority A, 5.60%,
7/01/27  443
910,000 California Health Facilities Financing Authority ,
2.48%, 6/01/27  862
245,111 California Pollution Control Financing
Authority , AMT 144A, 7.50%, 12/01/39 (a)(i) –
1,000,000 City of El Segundo CA , 1.98%, 7/01/29  891
740,000 City of Tempe AZ , 1.58%, 7/01/28  663
900,000 County of Alameda CA B, 3.95%, 8/01/33  863
250,000 District of Columbia Water & Sewer Authority
A, 4.81%, 10/01/14  233
505,000 Golden State Tobacco Securitization Corp. B,
2.75%, 6/01/34 (j) 432
750,000 New York State Dormitory Authority C, 1.54%,
3/15/27  695
500,000 Redondo Beach Community Financing Authority
A, 1.98%, 5/01/29  447
600,000 Regents of the University of California Medical
Center Pooled Revenue Q, 4.13%, 5/15/32  581
1,000,000 State of Connecticut A, 2.42%, 7/01/27  946
425,000 Texas Natural Gas Securitization Finance Corp. ,
5.17%, 4/01/41  437
Total Municipal (Cost - $8,279)
7,493
U.S. Government Agency (1%
)
950,000 Tennessee Valley Authority, 5.25%, 9/15/39
(Cost - $1,035) 1,007
U.S. Treasury (19%
)
160,000 U.S. Treasury Bond , 2.00%, 2/15/50  100
Principal
or Shares Security Description
Value
(000)
1,940,000 U.S. Treasury Bond , 2.00%, 8/15/51 (k)(l) $ 1,204
478,000 U.S. Treasury Bond , 4.25%, 2/15/54  470
5,126,900 U.S. Treasury Inflation Indexed Notes , 2.38%,
10/15/28  5,258
2,895,508 U.S. Treasury Inflation Indexed Notes , 1.38%,
7/15/33  2,792
420,000 U.S. Treasury Note , 4.50%, 11/15/25  420
1,770,000 U.S. Treasury Note , 3.88%, 1/15/26  1,755
3,170,000 U.S. Treasury Note , 4.13%, 6/15/26  3,160
1,890,000 U.S. Treasury Note , 4.50%, 7/15/26  1,898
6,340,000 U.S. Treasury Note , 4.38%, 7/31/26  6,354
960,000 U.S. Treasury Note , 3.50%, 1/31/28 (k)(l) 944
640,000 U.S. Treasury Note , 1.38%, 11/15/31  535
3,190,000 U.S. Treasury Note , 3.88%, 8/15/33  3,149
2,340,000 U.S. Treasury Note , 4.00%, 2/15/34  2,331
3,460,000 U.S. Treasury Note , 4.38%, 5/15/34  3,549
Total U.S. Treasury (Cost - $34,408)
33,919
Stocks (1%)
Preferred Stock (1%
)
40,000 Morgan Stanley,  6.50% (f)
(Cost - $1,000)
1,028
Total Stocks (Cost - $1,000) 1,028
Investment Company (6%
)
8,444,499 Payden Cash Reserves Money Market Fund* 8,444
101,806 Payden Emerging Market Corporate Bond Fund* 889
394,191 Payden Emerging Markets Local Bond Fund* 1,818
Total Investment Company (Cost - $11,192)
11,151
Total Investments (Cost - $191,862) (104%)
188,709
Liabilities in excess of Other Assets (-4%)
(6,830)
Net Assets (100%) $ 181,879
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) Floating rate security. The rate shown reflects the rate in effect at July 31,
2024. The stated maturity is subject to prepayments.
(f) Perpetual security with no stated maturity date.
(g) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(h) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(j) Payment of principal and/or interest is insured against default by a monoline insurer.
(k) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(l) All or a portion of the security is pledged to cover futures contract margin requirements.

Payden Mutual Funds
Payden Strategic Income Fund
continued
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 200
USD  145 Citibank, N.A. 08/09/2024 $ –
USD 1,499
CAD  2,051 Citibank, N.A. 09/26/2024 12

Liabilities:
USD 1,000 GBP  788 Barclays Bank PLC 09/26/2024 (13)
USD 5,257 EUR  4,878 State Street Bank & Trust Co. 09/26/2024 (37)
(50)
Net Unrealized Appreciation (Depreciation)
$(38)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. 10-Year Ultra Future 141 Sep-24 $ 16,297 $ 359 $ 359
U.S. Treasury 2-Year Note Future 182 Sep-24 37,377 271 271
a a

Short Contracts:
U.S. Treasury 10-Year Note Future 55 Sep-24 (6,150) (203) (203)
U.S. Treasury 5-Year Note Future 398 Sep-24 (42,940) (910) (910)
a a
(1,113)
Total Futures
$(483)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation/
(Depreciation)
(000s)
10-Year SOFR Swap, Receive Variable 5.3400%
(SOFRRATE) Annually, Pay Fixed 2.7375% Annually 08/30/2034 $ 2,600 $200 $– $200
10-Year SOFR Swap, Receive Variable 5.3400%
(SOFRRATE) Annually, Pay Fixed 2.9360% Annually 06/28/2034 2,630 167 – 167
10-Year SOFR Swap, Receive Variable 5.3400%
(SOFRRATE) Annually, Pay Fixed 3.2815% Annually 02/27/2035 3,200 80 – 80
2-Year SOFR Swap, Receive Fixed 2.7400% Annually, Pay
Variable 5.3400% (SOFRRATE) Annually 08/30/2026 11,900 (307) – (307)
2-Year SOFR Swap, Receive Fixed 2.8300% Annually, Pay
Variable 5.3400% (SOFRRATE) Annually 06/29/2026 11,766 (326) – (326)
5-Year SOFR Swap, Receive Variable 5.3400% (SOFRRATE)
Annually, Pay Fixed 3.3330% Annually 02/27/2027 13,500 (90) – (90)
$(276) $– $(276)